NYSE

15008442

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

NOV 18 2015

Washington, DC 20549

CERT NYS
File No. 001-37642

November 18, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration the following class of shares of Ener-Core, Inc. under the Exchange Act of 1934.

- Common Stock, $0.0001 par value per share
- Warrants to Purchase Common Stock

Sincerely,

[signature]